Share-based Compensation	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Share-based Compensation
19.	SHARE-BASED COMPENSATION
On May 25, 2018, the Board of Directors of Cango Inc. approved the Employee Stock Ownership Plan (the “ESOP”) for the purpose of providing incentives and rewards to employees and executives who contribute to the success of the Company’s operations, and approved 27,845,526 options under the ESOP. The exercise price for such options is US$1.7951 per share. Options under the Company’s plan vest over a total period of 4 years from the grant date, pursuant which 50% of the options will vest upon the second anniversary of the grant date and 25% of the options will vest upon the third anniversary and fourth anniversary of the grant date, respectively. Any unvested options will be forfeited upon termination of a grantee’s employment with the Company, unless otherwise determined by the plan’s administrator.
In May 2018, the Company granted 5,569,105 options (Batch 1) to certain eligible employees. In February 2019, the Company granted another 5,569,105 options (Batch 2). In October 2020, the Company granted another 8,353,658 options (Batch 3). In May 2021, the Company granted another 8,454,422 options (Batch 4). On August 1, 2022, the Company granted another 28,000 options (Batch
5-1)
and 1,585,000 options (Batch
5-2).
Part of the options granted in Batch
5-1,
Batch
5-2
and Batch 4 are redistribution of previously forfeited options to different eligible employees.
On April 22, 2022, the Company’s Board of Directors authorized the grant of an option to purchase 6,000,000 Class A Ordinary Shares to Mr. Xiaojun Zhang and an option to purchase 6,000,000 Class A Ordinary Shares to Mr. Jiayuan Lin. Such Share Options are granted in consideration of Mr. Zhang and Mr. Lin’s roles in guiding the Company’s profitable investment in Li Auto Inc., and shall vest immediately upon grant, and have an exercise price of US $1.2951 per Class A Ordinary Share. The option was granted on June 16, 2022.
According to the terms of the ESOP, in the event of the Company distributing cash dividend other than normal cash dividends to its shareholders which affects the price of ordinary shares, an adjustment is required for all outstanding options under the ESOP to reflect such change with respect to exercise price per share.
On March 11, 2021, the Company’s Board of Directors approved a special cash dividend of US$0.50 per ordinary share based on the Company’s outstanding ordinary shares. This special cash dividend, aggregating approximately RMB955.4 million (US$147.1 million) was paid to shareholders of record as of the close of trading on March 22, 2021 (Eastern Time). The exercise price of all unexercised options of the ESOP was adjusted from US$1.7951 per share to US$1.2951 per share from March 22, 2021.
On April 22, 2022, the Company’s Board of Directors approved a special cash dividend of US$0.50 per ordinary share based on the Company’s outstanding ordinary shares. This special cash dividend, aggregating approximately RMB913.3 million (US$136.6 million) was paid to shareholders (netted with dividend received related with treasury shares) of record as of the close of trading on May 25, 2022 (Eastern Time). The exercise price of all unexercised options of the ESOP was adjusted from US$1.2951 per share to US$0.7951 per share from June 16, 2022.
On October 11, 2022, the Company’s Board of Directors approved a special cash dividend of US$0.50 per ordinary share based on the Company’s outstanding ordinary shares. This special cash dividend, aggregating approximately RMB957.7 million (US$134.8 million) was paid to shareholders of record as of the close of trading on October 24, 2022 (Eastern Time). The exercise price of all unexercised options of the ESOP was adjusted from US$0.7951 per share to US$0.2951 per share from November 24, 2022.
Prior to the Company’s IPO, the estimated fair value of the Company’s ordinary shares at their respective grant dates, was determined with the assistance of an independent third-party valuation firm. Upon the completion of IPO, the estimated fair value of the Company’s ordinary shares was based on the Company’s share price. The risk-free interest rate for periods within the contractual life of the options is based on the U.S. treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The dividend yield is estimated based on the Company’s expected dividend policy over the expected term of the options. The expected exercise multiple is estimated by management based on changes in intrinsic value of the option and likelihood of early exercises by employees, which the Company believes is representative of the future.

The Company uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options granted to employees were as follows:

	As of May 25, 2018, (date of inception)	As of February 15, 2019, (date of inception)	As of October 15, 2020, (date of inception)	As of May 1, 2021, (date of inception)	As of June 16, 2022, (date of inception)	As of August 1, 2022, (date of inception)	As of August 1, 2022, (date of inception)
	Batch 1	Batch 2	Batch 3	Batch 4		Batch 5-1	Batch5-2
Risk-free interest rate (%)	2.93	2.66	0.74	0.74	3.20	2.59	2.59
Volatility (%)	38.70	38.70	37.60	38.00	47.80	48.10	48.10
Expected exercise multiple	2.80	2.30	2.30	2.30	2.80	2.80	2.20
Dividend yield	Nil	Nil	Nil	Nil	Nil	Nil	Nil
Expected life (in years)	10.00	10.00	10.00	10.00	10.00	10.00	10.00
Exercise price (US$)	1.7951	1.7951	1.7951	1.2951	0.7951	0.7951	0.7951
Fair value of ordinary shares (RMB)	37.82	26.80	19.03	21.72	10.52	8.66	8.66
The Company recognized compensation cost for the share options on a graded vesting basis. The total share-based compensation expenses recognized by the Company for the share option granted were RMB78,754,828, RMB87,634,835 and RMB158,522,520 (US$22,983,605) for the years ended December 31, 2020, 2021 and 2022, respectively. The total fair value of options vested during the years ended December 31, 2020, 2021 and 2022 were RMB70,486,300, RMB80,710,465 and RMB95,854,700 (US$13,897,625), respectively.
A summary of option activity under the ESOP is as follows:

	Number of options	Weighted average exercise price	Weighted average Grant date fair value	Aggregate Intrinsic Value
		RMB	RMB	RMB
Balance, December 31, 2019	10,826,997	12	32
Granted	8,353,658	12	19
Exercised	(600,014)	12	38	8,104,920
Forfeited	(69,914)	12	24

Balance, December 31, 2020	18,510,727	12	26

Granted	8,454,422	8	22
Exercised	(737,228)	11	30	13,715,140
Forfeited	(281,151)	9	22

Balance, December 31, 2021	25,946,770	8	25

Granted	13,613,000	5	10
Exercised	(1,817,288)	4	25	5,086,872
Forfeited	(1,687,224)	6	20

Balance, December 31, 2022	36,055,258	2	20

Vested or expected to vest at December 31, 2022	35,974,369	2		89,299,258

Exercisable at December 31, 2022	21,567,181	2		53,536,263

As of December 31, 2022, total unrecognized compensation expense relating to unvested options of Batch 1, Batch 2, Batch 3 , Batch 4, Batch
5-1
and Batch
5-2
was RMB nil (US$ nil), RMB687,362 (US$99,658), RMB13,786,408 (US$1,998,841),RMB39,997,694 (US$5,799,120), RMB123,670 (US$17,930) and RMB6,666,956 (US$966,618) respectively. The expense of Batch 1, Batch 2, Batch 3, Batch 4, Batch
5-1and
Batch
5-2
is expected to be recognized over a weighted-average period of nil years, 0.13 years, 1.42 years, 1.52 years, 2.38 years and 2.38 years, respectively, and a weighted-average remaining contractual term of Batch 1, Batch 2, Batch 3, Batch 4, Batch
5-1and
Batch
5-2
is 5.40 years, 6.13 years, 7.79 years, 8.34 years, 9.59 years and 9.59 years, respectively. Cash received from option exercise under all share-based payment for the years ended December 31, 2022, 2021 and 2020, was RMB7,041,437 (US$1,020,912), RMB8,236,613 and RMB6,693,715, respectively.
For the years ended December 31, 2020, 2021 and 2022, the Company allocated share-based compensation expense as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cost of revenue	3,075,317	4,927,484	4,160,056	603,152
Sales and marketing	16,003,486	15,311,101	14,691,410	2,130,054
General and administrative	55,590,630	63,035,444	135,888,877	19,702,035
Research and development	4,085,395	4,360,806	3,782,177	548,364

	78,754,828	87,634,835	158,522,520	22,983,605